Off-Balance Sheet Commitments - Schedule of Finance Lease Commitment (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Of Quantitative Information About Finance Lease Commitment [Line Items]
Finance lease	€ 555
Total off balance sheet commitment	555
Less than one year
Disclosure Of Quantitative Information About Finance Lease Commitment [Line Items]
Finance lease	111
Total off balance sheet commitment	111
One to five years
Disclosure Of Quantitative Information About Finance Lease Commitment [Line Items]
Finance lease	444
Total off balance sheet commitment	444
More than five years
Disclosure Of Quantitative Information About Finance Lease Commitment [Line Items]
Finance lease	0
Total off balance sheet commitment	€ 0